Non-Controlling Interest (Details) $ in Thousands			12 Months Ended
	Nov. 30, 2021	Jun. 11, 2021 USD ($)	Dec. 31, 2023 USD ($) installment	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Jul. 15, 2021 USD ($)
Non-Controlling Interests [Line Items]
Contingent consideration recognised as of acquisition date		$ 560
Consideration paid (received)		$ 9,636
Alivio
Non-Controlling Interests [Line Items]
Acquired minority non-controlling interest		17.10%
Proportion of ownership interest in subsidiary		100.00%
Consideration for acquired non-controlling interest		$ 1,224
Number of equal installments | installment			3
Consideration for acquired non-controlling interest, first installment		408
Acquisition cost		$ 968
Consideration for acquired non-controlling interest, second installment						$ 408
Common | Entrega
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests	0.20%		11.70%	11.70%	11.70%
Common | Follica, Incorporated
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests			19.90%	19.90%	19.90%
Common | Vedanta
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests				12.20%	3.70%
Common | Vedanta | Non-controlling interests
Non-Controlling Interests [Line Items]
Increase through conversion of convertible instruments, equity			$ 15,171
Convertible debt, instruments, converted to equity			$ 7
Common | Sonde
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					6.20%
Common | Entrega and Vedanta
Non-Controlling Interests [Line Items]
Increase through conversion of convertible instruments, equity					$ 5,988
Common | Entrega and Vedanta | Non-controlling interests
Non-Controlling Interests [Line Items]
Increase through conversion of convertible instruments, equity					5,887
Convertible debt, instruments, converted to equity					$ 101